Loans and Advances to Banks	12 Months Ended
Dec. 31, 2017
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Loans and Advances to Banks	14. LOANS AND ADVANCES TO BANKS

	Group
	2017 £m	2016 £m
Securities purchased under resale agreements	2,464	1,462
Placements with other banks	3,463	2,886
	5,927	4,348